Segment information - Reconciliation of Assets (FY) (Details) - USD ($) $ in Millions	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Assets	$ 24,035	$ 23,805	$ 23,047
Operating Segments [Member]
Segment Reporting Information [Line Items]
Assets	22,766	21,293	21,444
Operating Segments [Member] | Building Materials [Member]
Segment Reporting Information [Line Items]
Assets	15,502	14,306	14,592
Operating Segments [Member] | Building Envelope [Member]
Segment Reporting Information [Line Items]
Assets	7,264	6,987	6,852
Reconciling items [Member]
Segment Reporting Information [Line Items]
Assets	$ 1,269	$ 2,512	$ 1,603